Taxation - Factors affecting tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates
Continuing profit/(loss) before tax as shown in the consolidated income statement	€ 4,400	€ 795	€ (2,613)
Aggregated expected income tax expense/(credit)	1,124	226	(457)
Impairment losses with no tax effect	0	332	807
Disposal of Group investments	(332)	(1,113)
Effect of taxation of associates and joint ventures, reported within profit before tax	56	728	262
(Recognition)/derecognition of deferred tax assets for losses in Luxembourg and Spain	0		1,186
Deferred tax following revaluation of investments in Luxembourg	2,819	(348)	(488)
Previously unrecognised temporary differences we expect to use in the future	(45)	(14)
Current year temporary differences (including losses) that we currently do not expect to use	170	352	78
Adjustments in respect of prior year tax liabilities	(10)	(86)	(94)
Impact of tax credits and irrecoverable taxes	90	52	79
Deferred tax on overseas earnings	0	3	(39)
Effect of current year changes in statutory tax rates on deferred tax balances	(45)	757	(2)
Financing costs not deductible for tax purposes	(62)	174	67
Expenses not deductible for tax purposes	99	187	97
Total income tax expense	€ 3,864	€ 1,250	€ 1,496
UK
Reconciliation of accounting profit multiplied by applicable tax rates
Corporate tax retention percentage	19.00%